Other liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Jun. 30, 2025
Other liabilities
Personnel-related liabilities	€ 43,953	€ 34,272
Customer returns	76,749	83,078
Liabilities from sales tax	49,453	35,758
Liabilities against brand partners	11,300	14,462
Accrued expenses & other liabilities	167,476	179,265
Total other current liabilities	€ 348,932	€ 346,835